Financial Instruments (Tables)	12 Months Ended
Jul. 02, 2011
Financial Instruments
Aggregate Notional Dollar Amount Of Derivatives

In millions	July 2, 2011	July 3, 2010	Hedge Coverage (Number of Months)
Swap contracts
Rec. fixed/pay float – interest rate swap notional	$ 584	$ 761	8.9 –23.5
Rec. fixed/pay fixed – cross currency swaps notional[1]	813	704	2.5 –23.5
Forward rate agreement	–	50	–

Foreign currency forward contracts[1]
Commitments to purchase foreign currencies	$2,757	$4,211	0.1–11.6
Commitments to sell foreign currencies	2,754	4,066	0.1–11.6

Foreign currency option contracts[1,2]	$ –	$9	–
Commodity contracts
Commodity future contracts[3]	$ 193	$ 143	2.0–11.0
Commodity options contracts[2]	77	3	0.1– 5.0
Net Investment Hedges	$4,052	$4,500	–

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.
[3]	Commodity futures contracts are determined by the initial cost of the contract.

Fair Value Of The Long Term Debt Including The Current Portion

	July 2, 2011		July 3, 2010
In millions	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Long-term debt, including current portion	$2,413	2,409	$2,777	2,629

Schedule Of Fair Value Of All Derivative Contracts

	Assets				Liabilities
	Other Current Assets		Other Non-Current Assets		Accrued Liabilities – Other		Other
In millions	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Derivatives designated as hedging instruments
Interest rate contracts[2]	$ –	$ 4	$12	$27	$ 2	$ –	$ –	$ –
Foreign exchange contracts[2]	–	143	–	–	191	2	66	153
Commodity contracts[1]	–	–	–	–	–	–	–	–
Total derivatives designated as hedging instruments	–	147	12	27	193	2	66	153
Derivatives not designated as hedging instruments
Foreign exchange contracts[2]	20	42	–	–	13	42	–	–
Commodity contracts[1]	2	–	–	–	–	–	–	–
Total derivatives not designated as hedging instruments	22	42	–	–	13	42	–	–
Total derivatives	$22	$189	$12	$27	$206	$44	$66	$153
1	Categorized as level 1: Fair value of level 1 assets and liabilities as of July 2, 2011 are $2 million and nil and at July 3, 2010 are nil and nil, respectively.
2	Categorized as level 2: Fair value of level 2 assets and liabilities as of July 2, 2011 are $32 million and $272 million and at July 3, 2010 are $216 million and $197 million, respectively.

Information Relating To Cash Flow Hedges, Net Investment Hedges, Fair Value Hedges And Other Derivatives Not Designated As Hedging Instruments

		Interest Rate Contracts		Foreign Exchange Contracts		Commodity Contracts		Total
In millions	year ended	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Cash Flow Derivatives
Amount of gain (loss) recognized in other comprehensive income (OCI) [1]		$2	$(4)	$(69)	$77	$14	$ –	$(53)	$73
Amount of gain (loss) reclassified from AOCI into earnings [1,2]		3	–	(82)	65	15	(4)	(64)	61
Amount of ineffectiveness recognized in earnings[3,4]		–	–	(9)	(8)	(1)	–	(10)	(8)
Amount of gain (loss) expected to be classified into earnings during the next twelve months		–	NA	(7)	NA	–	NA	(7)	NA
Net Investment Derivatives
Amount of gain (loss) recognized in OCI[1]		–	–	(672)	411	–	–	(672)	411
Amount of gain (loss) recognized from OCI into earnings[6]		–	–	12	–	–	–	12	–
Fair Value Derivatives
Amount of derivative gain (loss) recognized in earnings[5]		3	19	–	–	–	–	3	19
Amount of Hedged Item gain (loss) recognized in earnings[5]		6	(1)	–	–	–	–	6	(1)
Derivatives Not Designated as Hedging Instruments
Amount of gain (loss) recognized in Cost of Sales		–	–	(46)	32	17	(5)	(29)	27
Amount of gain (loss) recognized in SG&A		–	–	92	(60)	6	(1)	98	(61)

[1]	Effective portion.
[2]

Gain (loss) reclassified from AOCI into earnings is reported in interest, for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.

[3]	Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
[4]	Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
[5]

The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest for the interest rate contracts and SG&A for the foreign exchange contracts.

[6]	The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.